Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2015
Market Volatility Assumptions
Market volatility assumption varies by fund type and grades from a current volatility number to a long-term assumption over four years as shown below:

	2015
Fund index type	Current volatility	Long-term forward volatility
Large cap	17.6%	18.1%
Bond	3.4	3.9
International	17.9	23.1
Small cap	20.8	21.3

	2014
Large cap	16.6%	18.2%
Bond	3.4	3.9
International	16.3	23.7
Small cap	21.3	21.2